Share-based Compensation - Schedule of share-based compensation stock option activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation [Abstract]
Number of options - Beginning balance	4,905	5,902	8,329
Number of options - Granted	635	1,095	888
Number of options - Exercised	(642)	(1,538)	(2,962)
Number of options - Forfeited	(337)	(554)	(353)
Number of options - Ending balance	4,561	4,905	5,902	8,329
Number of options - Vested and exercisable	2,234	1,841
Weighted average exercise price per share - Beginning balance	$ 3.33	$ 2.92	$ 2.43
Weighted average exercise price per share - Granted	4.5	4.5	4
Weighted average exercise price per share - Exercised	2.4	2.45	1.84
Weighted average exercise price per share - Forfeited	3.9	3.75	3.14
Weighted average exercise price per share - Ending balance	3.58	3.33	$ 2.92	$ 2.43
Weighted average exercise price per share - Vested and exercisable	$ 3.09	$ 2.66
Weighted average remaining contractual life	2 years 8 months 26 days	2 years 11 months 8 days	3 years 25 days	3 years 21 days
Weighted average remaining contractual life - Vested and exercisable	1 year 10 months 9 days	1 year 8 months 15 days
Aggregate intrinsic value	$ 8,188	$ 44,871	$ 139,326	$ 97,000
Aggregate intrinsic value - Vested and exercisable	$ 5,115	$ 18,085